Leases (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended
	Dec. 22, 2017	Mar. 31, 2010	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Lease term of aircraft operating lease agreement		8 years
Periodic payments for aircraft operating lease agreement		$ 690
Fixed amount of early purchase option		$ 26,685
Aircraft operating lease renewal term	10 years
Periodic payments for aircraft renewal operating lease agreement	$ 442
Collateral deposit for aircraft operating lease	$ 2,500
Finance lease obligations			$ 5,419
Finance lease obligations				$ 6,503
Arithmetic Average
Lessee, Lease, Description [Line Items]
Lease term for most restaurants			15 years